Joint arrangements and associates	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Joint arrangements and associates	Joint arrangements and associates
Accounting policies
Joint operations and similar arrangements, joint
ventures and associates
A joint arrangement is a contractual arrangement
whereby Equinor and other parties undertake an
activity subject to joint control, i.e. when decisions
about the relevant activities require the unanimous
consent of the parties sharing control. Such joint
arrangements are classified as either joint operations
or joint ventures. In determining the appropriate
classification, Equinor considers the the substance of
the arrangements and whether the parties involved
have rights to substantially all the arrangement's
assets and obligations for the liabilities, or whether
the parties involved have rights to the net assets of
the arrangement. Equinor accounts for its share of
assets, liabilities, revenues and expenses in joint
operations in accordance with the principles
applicable to those particular assets, liabilities,
revenues and expenses.
Those of Equinor's exploration and production
licence activities that are within the scope of IFRS 11
Joint Arrangements have been classified as joint
operations. A considerable number of Equinor's
unincorporated joint exploration and production
activities are conducted through arrangements that
are not jointly controlled, either because unanimous
consent is not required among all parties involved, or
no single group of parties has joint control over the
activity. Licence activities where control can be
achieved through agreement between more than one
combination of involved parties are considered to be
outside the scope of IFRS 11, and these activities
are accounted for on a pro-rata basis using Equinor's
ownership share. Currently, Equinor uses IFRS 11 by
analogy for all such unincorporated licence
arrangements whether these are in scope of IFRS 11
or not
Reference is made to note 5 Segments for financial
information related to Equinor’s participation in joint
operations within upstream activities.
Joint ventures, in which Equinor has rights to the net
assets currently include the majority of Equinor’s
investments in the Renewables (REN) operating and
reporting segment. Equinor’s participation in joint
arrangements that are joint ventures and investments in
companies in which Equinor has neither control nor joint
control but has the ability to exercise significant
influence over operating and financial policies, are
classified and accounted for as equity accounted
investments.
Under the equity method, the investment is carried on
the Consolidated balance sheet at cost plus post-
acquisition changes in Equinor’s share of net assets of
the entity, less distributions received and less any
impairment in value of the investment. Equinor also
reflects its share of the investment’s other
comprehensive income (OCI) arisen after the
acquisition. If a dividend distribution from an equity-
accounted investment exceeds its carrying amount, and
Equinor has no obligation to fund the equity accounted
investment, the excess amount is recognised as income
from the equity accounted investments. In subsequent
periods, income from the investee would only be
recognised if it exceeds the dividend already recognised
as income. If Equinor does have an obligation to fund
the equity accounted investment, Equinor recognises a
provision for the excess amount in the balance sheet.
The Consolidated statement of income reflects
Equinor’s share of the results after tax of an equity
accounted entity, adjusted to account for depreciation,
amortisation and any impairment of the equity
accounted entity’s assets based on their fair values at
the date of acquisition. In case of material differences in
accounting policies, adjustments are made in order to
bring the accounts of the equity accounted investment
in line with Equinor’s accounting policies. Net income/
loss from equity accounted investments is presented on
a separate line as part of Total revenues and other
income, as investments in and participation with
significant influence in other companies engaged in
energy-related business activities is considered to be
part of Equinor’s main operating activities.
Acquisition of ownership shares in joint ventures and
other equity accounted investments in which the activity
constitutes a business, are accounted for in accordance
with the requirements applicable to business
combinations. Please refer to note 6 Acquisitions and
disposals for more details on acquisitions.
Equinor as operator of joint operations and similar
arrangements
Indirect operating expenses such as personnel
expenses are accumulated in cost pools. These
costs are allocated on an hours’ incurred basis to
business areas and Equinor-operated joint
operations under IFRS 11 and to similar
arrangements (licences) outside the scope of IFRS
11. Costs allocated to the other partners' share of
operated joint operations and similar arrangements
are reimbursed and only Equinor's share of the
statement of income and balance sheet items related
to Equinor-operated joint operations and similar
arrangements are reflected in the Consolidated
statement of income and the Consolidated balance
sheet.
Accounting judgement regarding classification of
joint arrangements
The classification of a joint arrangement as either a
joint operation or a joint venture requires significant
judgement of the facts and circumstances of the
arrangement. The assessment focuses on the rights
and obligations arising from the contractual terms
and the legal form of the arrangement. Judgement is
particularly required when the arrangement’s output
is provided to the parties and whether the liabilities of
the arrangement are, in substance, settled through
cash flows received from the parties’ purchase of the
output. These factors help determine whether the
parties have rights to the assets and obligations for
the liabilities (joint operation) or rights to the net
assets (joint venture).
Accounting judgement in assessing whether
Equinor has significant influence
Determining whether Equinor has significant
influence over an investee involves judgement,
particularly when ownership is below 20% of the
voting rights. While IAS 28 presumes no significant
influence below this threshold, the presence of
qualitative indicators – such as board representation,
participation in policymaking, material transactions
between the parties, or potential voting rights – may
support a different conclusion.
Equinor evaluates the substance of the relationship,
considering both contractual rights and governance
arrangements. This assessment is made on a case-
by-case basis

Joint ventures and other equity accounted investments
(in USD million)	2025	2024

Net investments at 1 January	2,471	2,508
Net income/(loss) from equity accounted investments	18	49
Impairment	(2)	(6)
Acquisitions and increase in capital	5,977	573
Dividend and other distributions	(269)	(152)
Other comprehensive income/(loss)	270	(109)
Divestments, derecognition and decrease in paid in capital1)	(19)	(391)
Other	57	—

Net investments at 31 December	8,504	2,471
of which investment in Adura	5,574	—
1) For 2024 this is mainly related to swap of US Offshore Wind assets, see also note 6 Acquisitions and disposals.
Equity accounted investments consist of several investments, Adura is considered to be significant on individual basis.
None of the other investments are above USD 0.9 billion and none of the other investments are significant on an individual basis. Voting rights correspond to ownership share.
Significant joint venture
Adura is a joint venture with Shell where both parties hold a 50% equity interest each. The transaction was closed on 1
December 2025 and includes Equinor’s and Shell’s UK upstream businesses. The head office is located in Aberdeen,
Scotland. Adura will recognise assets and liabilities at fair value, except for deferred tax that will be recognised at nominal value. In Equinor’s Annual Report, Equinor's 50% share in Adura is recognised at fair value, including fair value of deferred tax at initial recognition. Due to the short time from closing the transaction, the Purchase Price Allocation for
Adura has not yet been established. The fair value in Equinor’s Annual Report of USD 5,574 million consists of the net of:
Property, Plant and Equipment post deferred tax and Asset Retirement Obligation of USD 3,728 million, fair value of tax loss carry forward USD 1,515 million, synergies efficiencies and other USD 331 million. Net income from Adura is not material and is included in Net income/(loss) from equity accounted investments. See also note 6 Acquisitions and disposals.
For information on Net investments per 1 January and 31 December as well as Net income/(loss) from equity accounted investments per segment, please see note 5 Segments. For information on committed investments or funding of equity accounted entities, please see note 26 Other commitments, contingent liabilities and contingent assets. For transactions with, receivables from and payables to equity accounted investments, see note 27 Related parties.